OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details Textual) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Other Prepaid Expense, Current	$ 330,092	[1]	$ 3,060	[1]
Research and Development Expense [Member]
Other Prepaid Expense, Current	$ 55,187

[1]	Consists components amounting to $55,187 which are intended to be used as part of research and development activities subsequent to balance sheet date.